Events after the reporting date	12 Months Ended
Mar. 31, 2026
Events after the reporting date [Abstract]
Events after the reporting date	Events after the reporting date
On June 9, 2026, KDDI Corporation made a strategic investment in the Company and became, upon completion of the transaction, the owner of approximately 14.9% of Coincheck Parent’s issued and outstanding Ordinary Shares. Pursuant to the investment agreement, KDDI subscribed for 28,536,516 Ordinary Shares for a subscription price of USD 2.28 per share, an aggregate subscription price of $65,063,256. KDDI, a Japanese corporation listed on the Tokyo Stock Exchange and headquartered in Tokyo, Japan, is a major Japanese telecommunications company that provides telecommunications services, finance and, energy, IoT services for connected cars, and data center connectivity. Concurrently with the signing of the investment agreement, Coincheck entered into a business alliance agreement with KDDI focused on collaborative initiatives aimed at expanding the digital asset market in Japan, including through mutual customer referral programs and related revenue sharing and referral fees.